Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Earnings) loss attributable to redeemable non-controlling interests	$ (41,963)	$ 11,522	$ 0
Fair value changes in available-for-sale equity security, tax effect	1,122	(2,218)
Issuance of new shares, related expenses		$ 8,536	$ 461